Transactions with Related Parties (Schedule of Transactions With Related Parties) (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Sandhill Group Llc
Related Party Transaction [Line Items]
Related party transaction, revenues		$ 1,233	$ 2,820	$ 3,097
Equity investment, ownership percentage					50.00%
Poseidon Oil Pipeline Company
Related Party Transaction [Line Items]
Related party transaction, revenues		12,557	12,357	10,844
Related party transaction, expenses		$ 994	986	1,007
Equity investment, ownership percentage		64.00%
ANSAC
Related Party Transaction [Line Items]
Related party transaction, revenues	$ 124,500	$ 373,606	124,536	0
Related party transaction, expenses	$ 2,200	5,284	2,242	0
CEO
Related Party Transaction [Line Items]
Related party transaction, expenses		$ 660	$ 660	$ 660